CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 196,346	$ 185,904	$ 159,338
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment	4,998	2,458	(9,261)
Available-for-sale investments:
Change in net unrealized gains (losses)	11,249	6,260	(574)
Less - reclassification adjustment for net gains realized and included in net income	(2,095)	(467)	(18)
Net change (net of tax effect of $(1,246), $(913) and $351)	9,154	5,793	(592)
Cash flow hedges:
Change in unrealized gains (losses)	4,954	5,495
Change in unrealized gains (losses)			(8,630)
Less - reclassification adjustment for net gains (losses) realized and included in net income	(2,469)	(429)
Less - reclassification adjustment for net gains (losses) realized and included in net income			4,781
Cash flow hedge net change	2,485	5,066
Cash flow hedge net change			(3,849)
Total other comprehensive income (loss)	16,637	13,317	(13,702)
Comprehensive income	$ 212,983	$ 199,221	$ 145,636